Current Expected Credit Losses	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
Current Expected Credit Losses	Current expected credit lossesThe current expected credit loss model applies to our external trade receivables and related party receivables. Our external customers are international oil companies, national oil companies, and large independent oil companies. There has been no change in the allowance for external or related party trade receivables during the six months ended June 30, 2023. The expected credit loss allowance on related party balances as at June 30, 2023 was $1 million (December 31, 2022: $1 million).